Financial instruments from acquisition of interests	12 Months Ended
Dec. 31, 2019
Financial instruments from acquisition of interests.
Financial instruments from acquisition of interests

16     Financial instruments from acquisition of interests

The breakdown of contingent consideration assets and liabilities and related derivative instruments from business combinations and acquisition of investments in associates and joint ventures is as follows:

	2019	2018
Assets
Derivative financial instruments
Investment in Geekie (Note 11)	32,152	23,346
Investment in WPensar (Note 11)	3,794	3,284
	35,946	26,630
Current	3,794	—
Non-current	32,152	26,630

	2019	2018
Liabilities
Derivative financial instruments
Investment in Geekie (Note 11)	(31,626)	(22,037)
Investment in WPensar (Note 11)	(2,314)	(3,006)
Deferred revenue in Escola de Aplicação São José dos Campos	—	(54)
	(33,940)	(25,097)
Current	—	(51)
Non-current	(33,940)	(25,046)